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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                     G.T. GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                       Supplement dated October 19, 1998
                     to the Prospectus dated June 1, 1998,
                 as supplemented June 5, 1998, June 16, 1998,
                       June 23, 1998 and July 20, 1998


Effective October 19, 1998, INVESCO (NY), Inc. resigned as sub-advisor and sub-administrator to GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund and GT Global Variable Telecommunications Fund (collectively, the "Funds"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the foregoing Funds.

Effective September 8, 1998, A I M Fund Services, Inc., a wholly owned subsidiary of A I M Advisors, Inc. and a registered transfer agent, became the exclusive transfer agent and dividend disbursing agent for all the series portfolios of G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust.

The first sentence in the second paragraph under the heading: "CALCULATION OF NET ASSET VALUE" on page 40 of the Prospectus should be deleted in its entirety and replaced with the following:

"Equity securities held by the Funds are valued at the last sale price on the exchange or on the Nasdaq National Market System in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price."